OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Capital expenditures	€ (273)	€ (232)	€ (182)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(127)	(94)	(73)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(78)	(70)	(45)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(62)	(62)	(61)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (6)	€ (6)	€ (3)